Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 3,300,000
Indiana enterprise zone credit carryforwards	53,000
Capital loss carryforward		1,900,000
Income Taxes (Textual) [Abstract]
U.S. Federal income tax rate	34.00%
Unrecognized tax positions	0	0
Additional bad debt deductions	2,700,000	2,700,000
Total deferred tax liability	$ 904,000	$ 904,000